Schedule of Investments (unaudited)	iShares® U.S. Broker-Dealers & Securities Exchanges ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Asset Management & Custody Banks — 0.3%
Diamond Hill Investment Group Inc.	7,206	$1,251,250

Financial Exchanges & Data — 23.4%
Cboe Global Markets Inc.	167,377	18,945,402
CME Group Inc.	95,183	19,483,960
Intercontinental Exchange Inc.	187,371	17,620,369
MarketAxess Holdings Inc.	67,598	17,305,764
Nasdaq Inc.	123,420	18,826,487
		92,181,982
Investment Banking & Brokerage — 76.2%
B. Riley Financial Inc.	36,778	1,553,871
BGC Partners Inc., Class A	746,409	2,515,398
Charles Schwab Corp. (The)	364,945	23,057,225
Cowen Inc., Class A	62,441	1,479,227
Evercore Inc., Class A	92,194	8,630,280
Goldman Sachs Group Inc. (The)	253,894	75,411,596
Houlihan Lokey Inc.	113,224	8,936,770
Interactive Brokers Group Inc., Class A	198,612	10,925,646
Jefferies Financial Group Inc.	435,145	12,018,705
Lazard Ltd., Class A	256,099	8,300,169
LPL Financial Holdings Inc.	93,685	17,283,009
Moelis & Co., Class A	147,226	5,793,343
Morgan Stanley	1,034,531	78,686,428
Piper Sandler Cos	32,124	3,641,577
PJT Partners Inc., Class A	55,941	3,931,533
Security	Shares	Value

Investment Banking & Brokerage (continued)
Raymond James Financial Inc.	196,866	$17,601,789
Stifel Financial Corp.	242,043	13,559,249
StoneX Group Inc.(a)	38,982	3,043,325
Virtu Financial Inc., Class A	181,811	4,256,196
		300,625,336
Total Long-Term Investments — 99.9%
(Cost: $474,731,857)		394,058,568

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(b)(c)	490,000	490,000

Total Short -Term Investments — 0.1%
(Cost: $490,000)		490,000

Total Investments in Securities — 100.0%
(Cost: $475,221,857)		394,548,568

Liabilities in Excess of Other Assets — (0.0)%		(40,663)

Net Assets — 100.0%		$394,507,905

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$720,000	$—	$(230,000	)(a)	$—	$—	$490,000	490,000	$970	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	3	09/16/22	$291	$(19,529)
Russell 2000 E-Mini Index	1	09/16/22	86	(7,137)
				$(26,666)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® U.S. Broker-Dealers & Securities Exchanges ETF
June 30, 2022

Fair Value Measurements (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$394,058,568	$—	$—	$394,058,568
Money Market Funds	490,000	—	—	490,000
	$394,548,568	$—	$—	$394,548,568
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(26,666)	$—	$—	$(26,666)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2